Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation	. Share-based compensation:
In December 2005, Seaspan’s board of directors adopted the Seaspan Corporation Stock Incentive Plan, which was administered by Seaspan’s board of directors and, under which its officers, employees and directors could be granted options, restricted shares, phantom share units and other stock-based awards as determined by the Seaspan board of directors. Upon consummation of the Reorganization, Atlas assumed Seaspan’s equity-based compensation plans, including the Seaspan Corporation Stock Incentive Plan. Awards previously granted under the Seaspan Corporation Stock Incentive Plan are now exercisable for Atlas common shares instead of Seaspan common shares.
In connection with the Reorganization, the Seaspan Plan was amended and restated as the Atlas Corp. Stock Incentive Plan (the “Atlas Plan”). In June 2020, the Atlas Plan was amended and restated to increase the number of common shares issuable under the Atlas Plan from 5,000,000 to 10,000,000.
At December 31, 2022, there are 5,172,244 (December 31, 2021 – 1,149,008) remaining shares left for issuance under this Plan.
21.    Share-based compensation (continued):
A summary of the Company’s outstanding restricted shares, phantom share units, and restricted stock units as of and for the twelve months ended December 31, 2022, 2021, and 2020 are presented below:

	Restricted shares		Phantom share units		Restricted stock units		Stock options
	Number of shares	W.A. grant date FV	Number of units	W.A. grant date FV	Number of units	W.A. grant date FV	Number of options	W.A. grant date FV
December 31, 2019	67,400	$8.15	507,001	$12.53	576,964	$8.01	500,000	$2.45
Granted	1,051,492	7.84	—	—	1,824,786	7.83	1,500,000	2.57
Vested and exercised	(67,400)	8.15	(20,000)	6.85	(313,231)	9.32	—	—
Cancelled	—	—	—	—	(79,635)	9.84	—	—
December 31, 2020	1,051,492	$7.84	487,001	$12.76	2,008,884	$7.57	2,000,000	$2.54
Granted	75,910	10.79	—	—	819,381	13.44	—	—
Vested and exercised	(1,051,492)	7.84	—	—	(326,135)	10.26	—	—
Cancelled	(11,984)	10.62	—	—	(35,402)	12.45	—	—
December 31, 2021	63,926	$10.82	487,001	$12.76	2,466,728	$9.10	2,000,000	$2.54
Granted	5,556,610	14.20	—	—	336,313	14.45	—	—
Vested and exercised	(5,563,926)	14.16	(32,001)	16.37	(1,077,081)	9.41	—	—
Cancelled	—	—	—	—	(73,336)	13.65	—	—
December 31, 2022	56,610	$14.25	455,000	$12.51	1,652,624	$6.16	2,000,000	$2.54
Vested and excercisable, December 31, 2022	—	$—	455,000	$12.51	—	$—	1,000,000	$2.56
During the year ended December 31, 2022, the Company amortized $23,492,000 (2021 – $11,203,000; 2020 – $7,068,000) in share-based compensation expense related to the above share-based compensation awards.
At December 31, 2022, there was $81,733,000 (2021 – $22,392,000) of total unamortized compensation costs relating to unvested share-based compensation awards, which are expected to be recognized over a weighted-average period of 33 months.
(a)Restricted shares and phantom share units:
Common shares are issued on a one-for-one basis in exchange for the cancellation of vested and exchanged phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.
During the year ended December 31, 2022, the Company granted 56,610 restricted shares to its board of directors and the restricted shares vest on January 1, 2023.
In March 2022, the Company granted 4,000,000 unrestricted, fully vested shares to the chairman of the board with a requisite service period until September 1, 2027. From the grant date to December 31, 2022, if he ceases to act as a director, other than for reason of this death or disability, the shares will be forfeited and must be returned to the Company. From January 1, 2023 to the end of the service period, except in the event of his death or disability, a pro-rated number of shares will be returned for each month less than 56 that he serves.
In June 2022, the Company granted 1,500,000 unrestricted, fully vested shares to the Company's chief executive officer with a requisite service period until December 27, 2027. From the grant date to December 31, 2022, if the chief executive officer resigns without good reason or his employment is otherwise terminated under circumstances, the shares will be forfeited and must be returned to the Company.
During the year ended December 31, 2021, the Company granted 75,910 restricted shares to its board of directors and the restricted shares vested on January 1, 2022.
(b)Restricted stock units:
The restricted stock units generally vest over two or five years, in equal tranches. Upon vesting of the restricted stock units, the participant will receive common shares.
21.    Share-based compensation (continued):
(b)Restricted stock units (continued):
During the year ended December 31, 2022, the Company granted 336,313 restricted stock units to certain members of senior management. The restricted stock units generally vest over two years, in equal tranches. During the year ended December 31, 2022, 23,336 restricted stock units were forfeited.
In August 2021, the Company granted certain executive officers 550,000 restricted stock units. The restricted stock units vest in five tranches annually beginning on January 3, 2022 and have a grant date fair value of $13.44 per unit. Of this, 50,000 restricted stock units were forfeited during 2022.
In June 2020, the Company granted the Chief Executive Officer (“CEO”) 1,500,000 restricted stock units. The restricted stock units vest in five tranches annually over five years beginning December 31, 2021 and have a grant date fair value of $7.25 per unit.
(c)Stock options:
In June 2020, the Company granted the CEO stock options to acquire 1,500,000 common shares at an exercise price of $7.80 per share. The stock options vest in five tranches annually over five years beginning December 31, 2021 and expire on June 24, 2030.